IBJ FUNDS TRUST

      SUPPLEMENT DATED NOVEMBER 11, 1996 TO PROSPECTUS DATED MARCH 27, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.


     Effective November 9, 1996 BISYS Fund Services, Inc. ("BISYS") became the successor Transfer Agent to Furman Selz LLC. All references to Furman Selz LLC as Transfer Agent in the Prospectus shall refer to BISYS. At its September 12, 1996 meeting, the Board of Trustees of the IBJ Funds Trust also approved, as successor Administrator to Furman Selz LLC, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services. The Board of Trustees also approved, as successor Accounting Agent to Furman Selz LLC, BISYS Fund Services, Inc. In addition, the Board approved a new Distribution Agreement with IBJ Funds Distributor, Inc., which will become an affiliate of each BISYS entity at the time of conversion. BISYS and its affiliates have their principal places of business at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS and its affiliates will perform the same services as each predecessor at an identical fee. The remaining conversions are expected to occur during the last quarter of 1996.


PLEASE NOTE THE FOLLOWING REVISION REGARDING GUIDE TO INVESTING IN THE IBJ FAMILY OF FUNDS (This section now reads as follows):

     Purchase orders for the Money Market Fund received by 12:00 noon Eastern time will become effective that day. Purchase orders for all other Funds received by your IBJS representative in "good order" prior to 4:00 p.m., Eastern time, and transmitted to the Distributor prior to 4:00 p.m. Eastern time, will become effective that day.

PLEASE NOTE THE FOLLOWING REVISION REGARDING FUND SHARE VALUATION (The first sentence of this section now reads as follows):

     The net asset value per share of the Funds is calculated at 12:00 noon (Eastern time) for the Money Market Fund and at 4:00 p.m. (Eastern time) for each of the Non-Money Market Funds, Monday through Friday, on each day the New York Stock Exchange is open for trading, which excludes the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day; and the following additional business holidays for the Money Market Fund: Martin Luther King, Jr. Day, Columbus Day and Veterans Day.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING PRICING AND PURCHASE OF FUND SHARES (The first, third and sixth paragraphs of this section now reads as follows):

     Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received in "good order".

     All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. BISYS maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a statement of transactions, holdings and dividends. The Funds reserve the right to reject any purchase. No third party or foreign checks will be accepted.

     Orders received by your IBJ representative for the Non-Money Market Funds in "good order" prior to the determination of net asset value and transmitted to the Fund prior to the close of its business day (which is currently 4:00 p.m., Eastern time), will become effective that day.

OTHER PURCHASE INFORMATION (The following is added at the end of this section)

     Requests in "good order" must include the following documentation: (a) A letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered; (b) Any required signature guarantees (see " Signature Guarantees" below); and (c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

     SIGNATURE GUARANTEES. To protect shareholder accounts, the Funds and its transfer agent from fraud, signature guarantees are required to enable the Funds to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareowner(s) and the registered address and (2) share transfer requests. Shareholders may contact the Funds at (800) 99-IBJFD for further details.

BY WIRE (This section now reads as follows):

     Investments may be made directly through the use of wire transfers of Federal funds. Contact your bank and request it to wire Federal funds to the applicable Fund. In most cases, your bank will either be a member of the Federal reserve Banking System or have a relationship with a bank that is. Your bank may charge a fee for handling the transaction. To purchase shares by a Federal funds wire, please contact (800) 99-IBJFD for wiring instructions A competed Purchase Application must be overnighted to the Fund in advance of the wire at IBJ Funds Trust, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219-8021.

BY MAIL (This paragraph is inserted after the By Wire section)


     Purchases to open new accounts which are mailed should be sent to IBJ Funds Trust, P.O. Box 182492, Columbus, OH 43218-2492, together with the completed and signed Purchase Application.


     Purchases made by check in the Funds are not permitted to be redeemed until payment of the purchase has been collected, which may take up to fifteen days after purchase.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING INDIVIDUAL RETIREMENT ACCOUNTS (This section now reads as follows):

     All Funds may be used as a funding medium for IRAs. Shares may also be purchased for IRAs established with IBJS or any of its affiliates or other authorized custodians. Completion of a special application is required in order to create such an account, and the minimum initial investment for an IRA is $250, other than an IRA for which IBJS or any of its affiliates acts as trustee or custodian. Contributions to IRAs are subject to prevailing amount limits set b the Internal Revenue Service. For more information and IRA information, call the Fund at (800) 99-IBJFD.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING EXCHANGE OF FUND SHARES (The second sentence of the first paragraph now reads as follows):


     Before engaging in an exchange transaction, a shareholder should read carefully the Prospectus describing the Fund into which the exchange will occur, which is available without charge and can be obtained by writing to the Fund at P.O. Box 182492, Columbus, OH 43218-2492, or by calling (800) 99-IBJFD.


EXCHANGE BY MAIL (This section now reads as follows):

     To exchange Fund shares by mail, simply send a letter of instruction to IBJ Funds Trust, P.O. Box 182492, Columbus, OH 43218-2492. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING REDEMPTION OF FUND SHARES

BY CHECK (This section now reads as follows):

     You may redeem your reserve Reserve Money Market Fund shares by drawing checks on your account. You must first complete the signature card provided with the purchase application. Upon receiving the properly completed application and signature card, the Administrator will provide you with checks free of charge. These checks may be made payable to the order of any person in the amount of $500 or more. When a check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed to cover the amount of the check. It is not possible to use a check to close out your account.

BY TELEPHONE (The following sentence is added at the end of the paragraph)

     Telephone Redemption and Telephone Exchange will be suspended for a period of 10 days following a telephonic address change.

OTHER REDEMPTION INFORMATION (The following is added to become the second paragraph of this section)

     Requests in "good order" must include the following documentation: (a) A letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered; (b) Any required signature guarantees (see " Signature Guarantees" above): and (c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX

     The fifth paragraph has been deleted. The following is added at the end of this section.

     If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

PLEASE NOTE THE FOLLOWING REVISION REGARDING OTHER INFORMATION

CAPITALIZATION (The second sentence of the second paragraph now reads as follows)

     The Service Class shares are offered at net asset value without a sales load only to certain institutional investors who are purchasers through a trust investment manager or account manager or administered by the Adviser, are employee or ex-employees of IBJS or any of its affiliates, BISYS, or any other service provider, or employees of any trust customer of IBJS or any of its affiliates.

SHAREHOLDER INQUIRES (The following paragraph now reads as follows):


     All shareholder inquires should be direct to IBJ Funds Trust, P. O. Box 182492, Columbus, OH 43218-2492.